Right-of-use Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 41,457		$ 44,275	$ 67,227	$ 69,423
Calyxt [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 0	$ 13,139	$ 13,263